Convertible debt (Tables)	6 Months Ended
Jun. 30, 2023
Convertible debt
Schedule Of convertible debt
	2020 Series	EB CD	Total
	$	$	$
Balance, December 31, 2022 and 2021	-	-	-
Acquisition of Engine	2,082,304	5,029,029	7,111,333
Interest expense	19,178	109,589	128,767
Accrued interest on conversion / interest payments	-	(125,000)	(125,000)
Change in fair value	(534,678)	79,669	(455,009)
Balance, June 30, 2023	1,566,804	5,093,287	6,660,091

Schedule Of convertible debt obligations, Current and nonCurrent
As of June 30, 2023:	$
Less than one year	5,093,287
Greater than one year	1,566,804
Total convertible debt obligation	6,660,091

Schedule Of convertible debentures binomial lattice model
2020 Series	June 30, 2023 (US$)	April 11, 2023 (US$)

Share price	3.02	6.09
Conversion price	4.40	4.40

Term, in years	2.17	2.39
Interest rate	7%	7%
Expected volatility	110.00%	105.00%
Risk-free interest rate	4.75%	3.89%
Expected dividend yield	0%	0%
EB CD	June 30, 2023 (US$)	April 11, 2023 (US$)

Share price	3.02	6.09
Conversion price	41.00	41.00
Warrant exercise price	60.00	60.00

Term, in years	0.65	0.87
Interest rate	10%	10%
Expected volatility	140.00%	135.00%
Risk-free interest rate	5.38%	4.70%
Expected dividend yield	0%	0%